Related Party Transactions and Party in Interest Transactions - Additional Information (Details) - EBP 003 - Hancock Whitney Corporation Common Stock - Trustee - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan owned, shares	482,901	486,688
Plan owned, Value	$ 30,751,151	$ 26,631,541
Dividends	868,828	811,649
Administrative fees	$ 0	$ 0